Provisions (Tables)	12 Months Ended
Jun. 30, 2020
Provisions [abstract]
Schedule of provisions

	Legal claims (i)	Investments in associates and joint ventures (ii)	Site dismantling and remediation (iii)	Onerous contracts (iv)	Other provisions (v)	Total
June 30, 2018	2,344	5,453	367	-	2,122	10,286
Additions	659	17	-	-	272	948
Recoveries	(104)	(7)	-	-	-	(111)
Share of profit / (loss) of associates and joint ventures	-	3,733	-	-	-	3,733
Used during the year	(339)	-	(15)	-	-	(354)
Inflation adjustment	(106)	-	-	-	-	(106)
Currency translation adjustment	(27)	(535)	(10)	-	131	(441)
As of June 30, 2019	2,427	8,661	342	-	2,525	13,955
Additions	470	-	33	-	-	503
Transfers	(18)	-	-	-	-	(18)
Incorporated by business combinations	57	-	-	-	-	57
Share of profit / (loss) of associates and joint ventures	-	(7,461)	-	-	-	(7,461)
Used during the year	(698)	(1,018)	-	-	(181)	(1,897)
Inflation adjustment	(80)	-	-	-	-	(80)
Currency translation adjustment	369	(165)	72	-	199	475
As of June 30, 2020	2,527	17	447	-	2,543	5,534

	06.30.20	06.30.19
Non-current	3,091	11,478
Current	2,443	2,477
Total	5,534	13,955

(i)	Additions and recoveries are included in “Other operating results, net”
(ii)	Corresponds to the equity interest in New Lipstick with negative equity in 2019 and Puerto Retiro in 2020 and 2019. Additions and recoveries are included in “Share of profit / (loss) of associates and joint ventures”.
(iii)	The Group’s companies are required to recognize certain costs related to the dismantling of assets and remediation of sites from the places where such assets are located. The calculation of such expenses is based on the dismantling value for the current year, taking into consideration the best estimate of future changes in prices, inflation, etc. and such costs are capitalized at a risk-free interest rate. Volume projections for retired or built assets are recast based on expected changes from technological rulings and requirements.
(iv)	Provisions for other contractual obligations include a series of obligations resulting from a contractual liability or law, regarding which there is a high degree of uncertainty as to the terms and the necessary amounts to discharge such liability.
(v)	In November 2009, PBC’s Audit Committee and Board of Directors approved the agreement with Rock Real whereby the latter would look for and propose to PBC the acquisition of commercial properties outside Israel, in addition to assisting in the negotiations and management of such properties. In return, Rock Real would receive 12% of the net income generated by the acquired property. Pursuant to amendment 16 of the Israel Commercial Act 5759-1999, the agreement must be ratified by the Audit Committee before the third year after the effective date; otherwise, it expires. The agreement has not been ratified by the audit committee within such three-year term, so in January 2017 PBC issued a statement that hinted at the expiration of the agreement and informed that it would begin negotiations to reduce the debt. The parties have appointed an arbitrator that should render a decision on the dispute. The remaining corresponds to provisions related to investment properties.